Property, Plant, and Equipment - Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment - Net	Property, Plant, and Equipment - Net
Property, plant and equipment, net consisted of the following:

	September 30,	December 31,
(Millions)	2024	2023
Property, plant and equipment - at cost
Buildings and leasehold improvements	$952	$937
Machinery and equipment	2,180	2,081
Construction in progress	465	320
Gross property, plant and equipment	3,597	3,338
Accumulated depreciation	(1,998)	(1,881)
Property, plant and equipment - net	$1,599	$1,457
Depreciation expense consisted of the following:

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2024	2023	2024	2023
Depreciation expense	$37	$45	$121	$124
Property, Plant, and Equipment - Net
Property, plant and equipment, net consisted of the following:

	December 31,
(Millions)	2023	2022
Property, plant and equipment - at cost
Buildings and leasehold improvements	$937	$856
Machinery and equipment	2,057	1,965
Construction in progress	320	240
Other fixed assets	24	29
Gross property, plant and equipment	3,338	3,090
Accumulated depreciation	(1,881)	(1,771)
Property, plant and equipment – net	$1,457	$1,319
Depreciation expense consisted of the following:

	For the years ended December 31,
(Millions)	2023	2022	2021
Depreciation expense	$164	$177	$184